Net Foreign Exchange (Loss)/Gain (Tables)	12 Months Ended
Jun. 30, 2021
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange (Loss)/Gain

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Net foreign exchange (loss)/gain	(11,011,961)	(265,989)	241,814
Total net foreign exchange (loss)/gain	(11,011,961)	(265,989)	241,814